Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Profit or loss [abstract]
Schedule of Calculation of Loss Per Share

Details regarding the number of shares in the calculation of profit or (loss) per share

	For the year ended December 31
	2023		2022		2021
		Profit (loss)		Profit (loss)		Profit (loss)
	Weighted number of shares	NIS in thousands	Weighted number of shares	NIS in thousands	Weighted number of shares	NIS in thousands
Number of shares and profit (loss) for calculating basic profit (loss) per share	45,572,689	(61,959)	45,352,601	44,819	38,492,600	(4,690)

Options which could potentially be dilutive in the future, antidilutive in 2023, 2022 and 2021	-		54,271		2,346,532